Audit fees	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
6.9 AUDIT FEES
The following table summarizes the fees for professional services provided by Ernst & Young for the fiscal years 2024 and 2023.

Million euros	2024	2023
Fees for audit services	13.08	13.53
Fees for audit related services	0.71	0.67
Tax fees	0.02	—
Other non-audit services	—	—
“Fees for audit services” relate to the following audit services:
•Statutory consolidated financial statements;
•Subsidiaries' statutory financial statements;
•Consolidated financial statements under PCAOB standards filed with the SEC;
•Review of the half year interim consolidated financial statements performed in June.
During 2023, the principal accountant also provided non-recurrent services, which amount to EUR 4,990 thousand, related to the registration process of the Company within the SEC. Specifically, the principal auditor provided audit services under PCAOB standards in relation to the financial statements of the years 2020, 2021 and 2022 included within the registration statement with the SEC.
“Fees for audit related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Group’s financial statements. This category includes fees related to the preparation of comfort letters for debt issued and verification of non- financial information among others.
"Tax fees" relate to fees incurred for tax compliance, tax advice and tax planning. "Other non-audit services" consist of services provided by the principal accountant, other than the services reported in the above-mentioned sections. During 2023 and 2024, no such services were rendered.
Approval from the Audit and Control Committee is required for non-audit services provided by the external auditor. All services described above have been approved by the Audit and Control Committee.